UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01911

Schroder Capital Funds (Delaware)
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Schroder Capital Funds (Delaware) P.O. Box 8507 Boston, MA 02266
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2012

Date of reporting period:	July 31, 2012

Item 1.   Schedule of Investments

Schroder U.S. Opportunities Fund

Schedule of Investments

July 31, 2012 (unaudited)

Shares		Value $

	COMMON STOCK —90.5%
	Consumer Discretionary — 20.3%
36,500	ABM Industries	678,900
28,700	Asbury Automotive Group (1)	750,792
20,900	Bally Technologies (1)	913,539
44,600	Big Lots (1)	1,806,746
26,600	CEC Entertainment	916,636
65,500	Chico’s FAS	1,003,460
22,300	Children’s Place (1)	1,132,840
5,700	Churchill Downs	315,438
28,400	Collective Brands (1)	611,168
43,400	Domino’s Pizza	1,481,676
18,800	Elizabeth Arden (1)	733,388
35,200	Express (1)	566,720
83,200	Fifth & Pacific (1)	921,856
84,100	Finish Line	1,756,008
19,400	Group 1 Automotive	1,042,750
14,300	Harman International Industries	577,005
28,300	Healthcare Services Group	613,544
19,500	Home Inns & Hotels Management ADR (1)	356,070
27,100	Lamar Advertising Class A (1)	822,485
12,200	LKQ (1)	431,026
8,100	Madison Square Garden (1)	293,625
23,400	Men’s Wearhouse	637,650
32,900	Monster Worldwide (1)	238,525
55,400	Pinnacle Entertainment (1)	601,090
44,700	Progressive Waste Solutions	894,000
42,000	Rent-A-Center	1,493,520
23,000	Six Flags Entertainment	1,325,030
67,234	Standard Parking (1)	1,426,033
66,400	Waste Connections	2,043,128
257,500	Wendy’s	1,181,925
		27,566,573
	Consumer Staples — 1.7%
10,700	Casey’s General Stores	635,901
39,300	Harris Teeter Supermarkets	1,624,662
		2,260,563
	Financial Services — 14.9%
69,656	Alterra Capital Holdings	1,620,895
8,700	Altisource Portfolio Solutions (1)	674,772
12,900	AMERISAFE (1)	322,048
14,500	Bank of Hawaii	677,295
42,500	Brown & Brown	1,072,700
19,000	Cash America International	728,080
64,094	Colonial Properties Trust REIT	1,451,729
15,757	Equity Lifestyle Properties REIT	1,133,243
51,100	FirstMerit	827,820
40,200	Genpact (1)	700,284
7,100	Health Care REIT	441,833
21,678	Hudson Pacific Properties	385,435
9,700	Infinity Property & Casualty	560,757
20,100	Lakeland Financial	517,374
14,213	LaSalle Hotel Properties REIT	373,233
22,200	Lazard LP Class A	596,070
33,700	MB Financial	680,403
109,900	MFA Financial	887,992
12,064	Mid-America Apartment Communities REIT	835,191
49,800	Ocwen Financial (1)	984,048
60,100	Old National Bancorp	735,624
29,300	Primerica (1)	801,941
43,250	Redwood Trust REIT	557,493
15,900	Reinsurance Group of America	885,153
22,300	Simmons First National Class A	520,482
11,500	SVB Financial Group (1)	664,815
13,000	Westamerica Bancorporation	598,000
		20,234,710
	Healthcare — 11.8%
54,900	Brookdale Senior Living (1)	903,654
6,000	Centene (1)	228,240
12,100	Cepheid (1)	387,684
17,100	Cooper	1,286,946
21,800	Fluidigm (1)	283,618
18,400	Haemonetics (1)	1,323,144
55,800	HealthSouth (1)	1,249,920
23,600	HMS Holdings (1)	812,076
218,800	Lexicon Pharmaceuticals (1)	529,496
15,700	LifePoint Hospitals (1)	598,484
44,800	Masimo (1)	1,003,520
29,300	MedAssets (1)	386,467
15,500	Medicis Pharmaceutical Class A	510,260
19,900	Myriad Genetics (1)	494,515
5,700	Onyx Pharmaceuticals (1)	427,329
8,000	Orthofix International (1)	328,080
72,900	Parexel International (1)	2,006,208
18,300	Salix Pharmaceuticals (1)	820,206
21,900	Sirona Dental Systems (1)	946,737
5,600	Techne	386,848
112,518	Unilife (1)	355,557
18,000	Volcano (1)	476,100
6,000	West Pharmaceutical Services	298,680
		16,043,769
	Materials & Processing — 9.8%
30,700	Cabot	1,197,300
32,200	Hexcel (1)	749,938
35,400	Innophos Holdings	2,052,138
19,900	Kaiser Aluminum	1,085,346
44,700	KapStone Paper and Packaging (1)	751,407
12,500	Minerals Technologies	799,250
63,400	MRC Global (1)	1,465,174
56,400	Packaging Corp. of America	1,736,556
78,700	Pretium Resources (1)	1,154,529
9,700	Quaker Chemical	429,419
32,900	Silgan Holdings	1,355,809
18,000	Sonoco Products	545,580
		13,322,446
	Other Energy — 4.9%
31,400	Carrizo Oil & Gas (1)	791,594

Shares		Value $

42,000	Helix Energy Solutions Group (1)	750,960
18,100	Oil States International (1)	1,315,870
23,500	PDC Energy (1)	615,700
133,000	Petroquest Energy (1)	732,830
20,800	SM Energy	979,472
21,600	SunCoke Energy (1)	345,600
22,400	Swift Energy (1)	418,656
34,400	Thermon Group Holdings (1)	738,912
		6,689,594
	Producer Durables — 11.4%
8,300	Allegiant Travel (1)	589,798
48,700	Applied Industrial Technologies	1,809,692
10,800	AZZ	331,668
63,500	Compass Diversified Holdings	877,570
26,800	Dycom Industries (1)	466,856
52,500	EnerSys (1)	1,792,875
36,800	EnPro Industries (1)	1,268,496
1,800	FEI	85,878
13,900	Genesee & Wyoming Class A (1)	862,634
108,400	Hawaiian Holdings (1)	690,508
25,850	IDEX	986,178
61,500	MYR Group (1)	1,003,680
9,700	Regal-Beloit	624,389
54,200	Spirit Airlines (1)	1,165,842
25,663	Stantec (2)	737,250
51,000	Swift Transportation (1)	423,300
8,200	Teekay	251,986
14,700	Towers Watson	861,861
16,700	Zebra Technologies Class A (1)	576,818
		15,407,279
	Technology — 10.6%
281,200	Anadigics (1)	357,124
12,700	Ariba (1)	564,261
124,000	Atmel (1)	726,640
72,500	Cadence Design Systems (1)	885,950
14,700	comScore (1)	226,380
9,500	Electro Rent	159,220
58,000	Fairchild Semiconductor International (1)	803,880
11,000	Gartner (1)	488,290
12,800	Hittite Microwave (1)	648,576
137,900	Integrated Device Technology (1)	695,016
34,800	JDS Uniphase (1)	342,432
36,300	Kenexa (1)	864,303
20,800	M/A-Com Technology Solutions Holdings (1)	367,952
17,000	Monolithic Power Systems (1)	329,460
34,800	Nanometrics (1)	528,612
24,300	Netscout Systems (1)	567,648
90,960	Parametric Technology (1)	1,959,278
119,500	Sapient	1,190,220
19,800	Scansource (1)	571,626
37,200	Standard Microsystems (1)	1,373,052
27,747	TNS (1)	469,757
22,100	Websense (1)	331,721
		14,451,398
	Utilities — 5.1%
45,100	Cleco	1,973,576
33,100	IDACORP	1,396,820
59,622	NorthWestern	2,201,840
33,800	UNS Energy	1,375,660
		6,947,896
	TOTAL COMMON STOCK (Cost $104,598,062)	122,924,228

	SHORT-TERM INVESTMENT (3) — 9.3%
12,614,215	JPMorgan Prime Money Market Fund, 0.100% (Cost $12,614,215)	12,614,215

	TOTAL INVESTMENTS — 99.8% (Cost $117,212,277)*	135,538,443
	OTHER ASSETS LESS LIABILITIES — 0.2%	293,067
	NET ASSETS — 100%	$135,831,510

(1)	Denotes non-income producing security.
(2)	Canadian-domiciled company.
(3)	The rate shown represents the 7-day current yield as of July 31, 2012.

ADR — American Depositary Receipt

LP — Limited Partnership

REIT — Real Estate Investment Trust

* At July 31, 2012, the tax basis cost of the Fund’s investments was $117,229,667 and the unrealized appreciation and depreciation were $21,714,111 and $(3,405,335), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder International Alpha Fund

Schedule of Investments

July 31, 2012 (unaudited)

Shares		Value $

	COMMON STOCK — 96.2%
	Australia (2) — 4.4%
392,329	Atlas Iron	702,887
43,133	Australia & New Zealand Banking Group	1,060,604
40,123	Newcrest Mining	981,215
		2,744,706
	Belgium (2) — 1.5%
12,055	Anheuser-Busch InBev	953,833

	Brazil — 1.0%
33,309	Petroleo Brasileiro ADR	653,856

	Canada — 4.4%
22,777	Potash Corp. of Saskatchewan	1,008,425
33,483	Suncor Energy	1,023,671
9,539	Toronto-Dominion Bank	750,678
		2,782,774
	China (2) — 1.3%
1,396,000	Industrial & Commercial Bank of China Class H	795,989

	France (2) — 9.8%
15,666	BNP Paribas	578,700
12,305	Cie Generale des Etablissements Michelin	836,087
12,991	Cie Generale d’Optique Essilor International	1,130,780
8,495	L’Oreal	1,018,564
5,998	LVMH Moet Hennessy Louis Vuitton	902,287
25,944	Safran	877,940
14,144	Schneider Electric	797,479
		6,141,837
	Germany (2) — 8.2%
19,816	Daimler	987,345
31,223	GEA Group	840,339
139,625	Infineon Technologies	1,014,562
19,479	Kabel Deutschland Holding (1)	1,218,858
35,791	Symrise	1,123,353
		5,184,457
	Hong Kong (2) — 6.8%
264,400	AIA Group	923,764
106,000	China Mobile	1,236,917
39,072	Jardine Strategic Holdings	1,222,401
75,000	Sun Hung Kai Properties	931,624
		4,314,706
	India (2) — 1.1%
472,634	Idea Cellular (1)	677,622

	Ireland (2) — 1.8%
38,550	Shire	1,111,975

	Israel — 1.8%
23,903	Check Point Software Technologies (1)	1,160,969

	Japan (2) — 15.6%
22,200	Astellas Pharma	1,054,625
7,300	FANUC	1,127,035
28,400	Honda Motor	902,845
43,100	Mitsubishi	852,893
29,000	Nippon Telegraph & Telephone	1,346,166
134,000	Sekisui Chemical	1,138,457
47,800	Seven & I Holdings	1,512,804
35,300	Sumitomo Mitsui Financial Group	1,111,643
105,000	Yaskawa Electric	752,466
		9,798,934
	Netherlands (2) — 1.3%
121,393	ING Groep (1)	798,574

	Norway (2) — 1.5%
89,723	DnB NOR	941,989

	Russia — 1.2%
70,822	Sberbank Savings Bank of the Russian Federation ADR	789,283

	South Korea (2) — 1.5%
802	Samsung Electronics	921,916

	Sweden (2) — 1.5%
66,164	Sandvik	917,413

	Switzerland (2) — 8.6%
21,249	Julius Baer Group	759,010
30,870	Nestle	1,896,536
10,237	Roche Holding	1,812,723
4,398	Zurich Insurance Group	976,103
		5,444,372
	United Kingdom (2) — 22.9%
70,743	AMEC	1,234,491
51,076	BG Group	1,005,440
37,780	BHP Billiton	1,101,616

105,739	Capita Group	1,175,475
249,286	Centrica	1,237,330
43,748	Diageo	1,169,366
68,739	GlaxoSmithKline	1,581,658
130,484	HSBC Holdings	1,090,071
223,724	Kingfisher	933,081
141,506	Premier Oil (1)	852,653
85,593	Prudential	1,018,536
27,187	Unilever	974,823
99,000	United Utilities Group	1,058,710
		14,433,250
	TOTAL COMMON STOCK (Cost $60,585,180)	60,568,455

	SHORT-TERM INVESTMENT (3) — 3.7%
2,343,836	JPMorgan Prime Money Market Fund, 0.100% (Cost $2,343,836)	2,343,836

	TOTAL INVESTMENTS — 99.9% (Cost $62,929,016)*	62,912,291
	OTHER ASSETS LESS LIABILITIES — 0.1%	53,996
	NET ASSETS — 100%	$62,966,286

(1)	Denotes non-income producing security.
(2)	Security is fair valued.
(3)	The rate shown represents the 7-day current yield as of July 31, 2012.

ADR — American Depositary Receipt

* At July 31, 2012, the tax basis cost of the Fund’s investments was $62,929,016, and the unrealized appreciation and depreciation were $4,239,950 and $(4,256,675), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements

July 31, 2012 (unaudited)

The following is a summary of the inputs used as of July 31, 2012, in valuing the Schroder Funds’ investments carried at value:

Schroder U.S. Opportunities Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$122,924,228	$—	$—	$122,924,228
Short-Term Investment	12,614,215	—	—	12,614,215
Total Investments in Securities	$135,538,443	$—	$—	$135,538,443

Schroder International Alpha Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock (3)
Australia	$—	$2,744,706	$—	$2,744,706
Belgium	—	953,833	—	953,833
Brazil	653,856	—	—	653,856
Canada	2,782,774	—	—	2,782,774
China	—	795,989	—	795,989
France	—	6,141,837	—	6,141,837
Germany	—	5,184,457	—	5,184,457
Hong Kong	—	4,314,706	—	4,314,706
India	—	677,622	—	677,622
Ireland	—	1,111,975	—	1,111,975
Israel	1,160,969	—	—	1,160,969
Japan	—	9,798,934	—	9,798,934
Netherlands	—	798,574	—	798,574
Norway	—	941,989	—	941,989
Russia	789,283	—	—	789,283
South Korea	—	921,916	—	921,916
Sweden	—	917,413	—	917,413
Switzerland	—	5,444,372	—	5,444,372
United Kingdom	—	14,433,250	—	14,433,250
Total Common Stock	$5,386,882	$55,181,573	$—	$60,568,455

Short-Term Investment	2,343,836	—	—	2,343,836

Total Investments in Securities	$7,730,718	$55,181,573	$—	$62,912,291

(1)	There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)	All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

(3)

Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. As of July 31, 2012, the Fund had securities with a total value of $55,181,573 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange.

Item 2.  Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from May 1, 2012 through July 31, 2012 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Capital Funds (Delaware)

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 28, 2012

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: September 28, 2012

*      Print the name and title of each signing officer under his or her signature.